Restructuring (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Restructuring and Related Activities [Abstract]
Summary of Activity with Respect to Reserve Established in Connection with Restructuring Plan

The following is a summary of the activity with respect to the Company’s restructuring related costs.

	Severance and Employee Related	Costs Associated with Exit or Disposal Activities	Total
Balance at June 30, 2015	$256	$776	$1,032
Restructuring related costs	2,536	1,733	4,269
Amounts paid	(2,294)	(2,106)	(4,400)

Balance at March 31, 2016	$498	$403	$901

	Severance and	Costs Associated with Exit
	Employee Related	or Disposal Activities	Total
Balance at June 30, 2014	$2,060	$2,250	$4,310
Restructuring related costs	5,490	—	5,490
Amounts paid	(6,575)	(1,228)	(7,803)

Balance at March 31, 2015	$975	$1,022	$1,997

The following is a summary of the activity with respect to a reserve established by the Company in connection with the Restructuring Plan, by category of costs.

	Severance and employee related	Costs associated with exit or disposal activities	Total
Balance at August 15, 2013	$—	$—	$—
Restructuring costs	4,797	2,855	7,652
Amounts paid	(2,737)	(605)	(3,342)

Balance at June 30, 2014	2,060	2,250	4,310
Amounts paid	(1,324)	(1,474)	(2,798)
Adjustments (1)	(480)	—	(480)

Balance at June 30, 2015	$256	$776	$1,032

(1)	All adjustments were changes in estimates whereby decreases were recorded to cost of goods sold in the accompanying consolidated statements of operations and comprehensive income (loss).